     As filed with the Securities Exchange Commission on February 20, 1996


                                        Securities Act registration no. 33-38953
                                       Investment Company Act file no. 811-06279
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549


                                   FORM N-1A
________________________________________________________________________________
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                    Post-Effective Amendment No. 12                      [X]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                              Amendment No. 14                           [X]

________________________________________________________________________________

                       HARRIS ASSOCIATES INVESTMENT TRUST

                                  (Registrant)


                      Two North La Salle Street, Suite 500

                         Chicago, Illinois  60602-3790


                         Telephone number 312/621-0600
________________________________________________________________________________

     Victor A. Morgenstern                      Cameron S. Avery
     Harris Associates L.P.                     Bell, Boyd & Lloyd
     Two North La Salle Street, Suite 500       70 West Madison Street, #3300
     Chicago, Illinois  60602                   Chicago, Illinois  60602

                             (Agents for service)
________________________________________________________________________________

                                Amending Part C

________________________________________________________________________________

            It is proposed that this filing will become effective:

             X    immediately upon filing pursuant to rule 485(b)
            ___
            ___   on ___________________________ pursuant to rule 485(b)
            ___   60 days after filing pursuant to rule 485(a)(1)
            ___   on ___________________________ pursuant to rule 485(a)(1)
            ___   75 days after filing pursuant to rule 485(a)(2)
            ___   on ___________________________ pursuant to rule 485(a)(2)

The effective date of post-effective amendment no. 11 to this registration statement under the Securities Act of 1933 is hereby designated as March 1, 1996.
________________________________________________________________________________

                                   PART C
                               OTHER INFORMATION

     ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
               ---------------------------------


     (a)    Financial statements:
            --------------------

               (1) Financial Statements included in Parts A and B of this amendment:

                                    None.

               (2) Financial Statements included in Part C of this amendment:


                                    None.
     (b)    Exhibits:
            --------

     Note: As used herein, "Registration Statement" refers to this registration statement under the Securities Act of 1933, no. 33-38953. "Pre-effective Amendment" refers to a pre-effective amendment to the Registration Statement, and "Post-effective Amendment" refers to a post-effective amendment to the Registration Statement.

     1 Agreement and declaration of trust (exhibit 1 to the Registration Statement*)

     2 Bylaws as amended through September 21, 1993 (exhibit 2 to Post-effective Amendment no. 5*)

     3      None

     4 The registrant no longer issues share certificates. The form of share certificate formerly used for the series designated The Oakmark Fund was filed as Exhibit 4 to Pre-effective Amendment no. 2.*

     5.1(a) Investment advisory agreement for The Oakmark Fund dated September
            30, 1995 (exhibit 5.1 to Post-effective Amendment no. 10*)

     5.1(b) Form of investment advisory agreement for The Oakmark Fund dated
            ___________, 1996 (exhibit 5.1(b) to Post-effective Amendment no.
            11*)

     5.2(a) Investment advisory agreement for The Oakmark International Fund dated September 30, 1995 (exhibit 5.2 to Post-effective Amendment no. 10*)

     5.2(b) Form of investment advisory agreement for The Oakmark International
            Fund dated ___________, 1996 (exhibit 5.2(b) to Post-effective Amendment no. 11*)

     5.3(a) Investment advisory agreement for The Oakmark Small Cap Fund dated
            September 30, 1995 (exhibit 5.3 to Post-effective Amendment no. 10*)

     5.3(b) Form of investment advisory agreement for The Oakmark Small Cap Fund dated ___________, 1996 (exhibit 5.3(b) to Post-effective Amendment no. 11*)

     5.4(a) Investment advisory agreement for The Oakmark Balanced Fund dated
            September 30, 1995 (exhibit 5.4 to Post-effective Amendment no. 10*)

     5.4(b) Form of investment advisory agreement for The Oakmark Balanced Fund dated ___________, 1996 (exhibit 5.4(b) to Post-effective Amendment no. 11*)

     5.5(a) Investment advisory agreement for The Oakmark International Emerging
            Value Fund dated September 30, 1995 (exhibit 5.5 to Post-effective Amendment no. 10*)

     5.5(b) Form of investment advisory agreement for The Oakmark International
            Emerging Value Fund dated ___________, 1996 (exhibit 5.5(b) to Post-effective Amendment no. 11*)

     6      None

     7      None

     8.1 Custody agreement with State Street Bank and Trust Company dated July 10, 1991 (exhibit 8 to Pre-effective Amendment no. 2*)

     8.2 Special custody account agreement (short sales) dated September 24, 1991 (exhibit 8.1 to Pre-effective Amendment no. 1*)

     8.3 Form of letter agreement applying custody agreement (exhibit 8.1) to The Oakmark International Fund (exhibit 8.2 to Post-effective Amendment no. 2*)

     8.4 Form of letter agreement applying custody agreement (exhibit 8.1) and transfer agency agreement to The Oakmark Small Cap Fund, The Oakmark Balanced Fund and The Oakmark International Emerging Value Fund (exhibit 8.4 to Post-effective Amendment no. 10*)

     9      None

     10.1 Opinion of Ropes & Gray dated July 11, 1991 - The Oakmark Fund (exhibit 10 to Pre-effective Amendment no. 2*)

     10.2 Opinion of Bell, Boyd & Lloyd dated July 23, 1992 - The Oakmark International Fund (exhibit 10.1 to Post-effective Amendment no. 2*)

     10.3 Opinion of Ropes & Gray dated September 20, 1995 - The Oakmark International Fund, The Oakmark Small Cap Fund, The Oakmark Balanced Fund and The Oakmark International Emerging Value Fund (exhibit 10.3 to Post-effective Amendment no. 10*)

     10.4 Opinion of Bell, Boyd & Lloyd dated September 20, 1995 - The Oakmark Small Cap Fund, The Oakmark Balanced Fund and The Oakmark International Emerging Value Fund (exhibit 10.4 to Post-effective Amendment no. 10*)

     11     None

     12     None

     13.1 Organizational expense agreement for The Oakmark Fund dated July 31, 1991 (exhibit 13.2 to Post-effective Amendment no. 5*)

     13.2 Organizational expense agreement for The Oakmark International Fund dated September 15, 1992 (exhibit 13.3 to Post-effective Amendment no. 5*)

     13.3 Organizational expense agreement for The Oakmark Small Cap Fund, The Oakmark Balanced Fund and The Oakmark International Emerging Value Fund dated July 6, 1995 (exhibit 13.3 to Post-effective Amendment no. 10*)

     13.4   Form of subscription agreement (exhibit 13.1 to Registration
            Statement*)

     14.1 The Oakmark Funds IRA Plan booklet, revised September 30, 1995 (exhibit 14.1 to Post-effective Amendment no. 10*)

     14.2 Form of IRA application and adoption agreement, revised September 30, 1995 (exhibit 14.2 to Post-effective Amendment no. 10*)

     15     None

     16 Schedule for computation of performance quotations (exhibit 16 to Post-effective Amendment no. 4*)

     17     None

     18.1 Form of new account purchase application, revised September 30, 1995 (exhibit 18.1 to Post-effective Amendment no. 10*)

     18.2 Shareholder services form, revised September 30, 1995 (exhibit 18.2 to Post-effective Amendment no. 10*)
     ____________________

     *      Incorporated by reference

     ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
               -------------------------------------------------------------

          The registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the registrant within the meaning of this item. The information in the prospectus under the caption "Management of the Fund" and in the Statement of Additional Information under the caption "Investment Adviser" and "Trustees and Officers" is incorporated by reference.

     ITEM 26.  NUMBER OF HOLDERS OF SECURITIES
               -------------------------------

          As of February 16, 1996, the respective series of the Trust had the following numbers of shareholders of record: The Oakmark Fund, 164,989; The Oakmark Small Cap Fund, 3,246; The Oakmark Balanced Fund, 718; The Oakmark International Fund, 48,948; The Oakmark International Emerging Value Fund, 1,173.

     ITEM 27.  INDEMNIFICATION
              ----------------

          Article VIII of the agreement and declaration of trust of registrant (exhibit 1 to this registration statement, which is incorporated herein by reference) provides that registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act, that provision shall not protect any person against any liability to the registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, negligence or reckless disregard of the duties involved in the conduct of his office.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The registrant, its trustees and officers, Harris Associates L.P. ("HALP") (the investment adviser to registrant) and certain affiliated persons of HALP and affiliated persons of such persons are insured under a policy of insurance maintained by registrant and HALP, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees, directors or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

     ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
               ----------------------------------------------------

          The information in the prospectus under the caption "Management of the Funds" is incorporated by reference. Neither the Adviser nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee, except that the Adviser is a registered commodity trading adviser and commodity pool operator and its general partner is also the general partner of a securities broker-dealer firm.

     ITEM 29.  PRINCIPAL UNDERWRITERS
               ----------------------

          Not applicable

     ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
               --------------------------------

               Mr. Victor A. Morgenstern

               Harris Associates L.P., Suite 500

               Two North La Salle Street

               Chicago, Illinois 60602

     ITEM 31.  MANAGEMENT SERVICES
               -------------------

          None

     ITEM 32.  UNDERTAKINGS
               ------------

          (a)  Not applicable

          (b) Registrant undertakes to file, within four to six months after September 30, 1995 (the date of effectiveness of a post-effective amendment containing a prospectus and statement of additional information for Registrants' three new series, The Oakmark Small Cap Fund, The Oakmark Balanced Fund and The Oakmark International Emerging Value Fund) a further post-effective amendment containing financial statements of those Funds, which need not be audited.

          (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report(s) to shareholders of Registrant.

          (d) Registrant undertakes, if required to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on February 19, 1996.


                                    HARRIS ASSOCIATES INVESTMENT TRUST


                                    By  /s/ Victor A. Morgenstern
                                        --------------------------------
                                        Victor A. Morgenstern, President

          Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Name                                     Title                                   Date
----                                     -----                                   ----
                                         Trustee                     )
-----------------------------                                        )
Christine M. Maki                                                    )
                                                                     )
                                                                     )
/s/ Michael J. Friduss                   Trustee                     )
-----------------------------                                        )
    Michael J. Friduss                                               )
                                                                     )
/s/ Thomas H. Hayden                     Trustee                     )
-----------------------------                                        )
    Thomas H. Hayden                                                 )
                                                                     )
/s/ Victor A. Morgenstern                Trustee and President       )
-----------------------------            (chief exective officer)    )
    Victor A. Morgenstern                                            )
                                                                     )
/s/ Allan J. Reich                       Trustee                     )
-----------------------------                                        )
    Allan J. Reich                                                   )
                                                                     )      February 19, 1996
/s/ Marv R. Rotter                       Trustee                     )
-----------------------------                                        )
    Marv R. Rotter                                                   )
                                                                     )
/s/ Burton W. Ruder                      Trustee                     )
-----------------------------                                        )
    Burton W. Ruder                                                  )
                                                                     )
/s/ Peter S. Voss                        Trustee                     )
-----------------------------                                        )
    Peter S. Voss                                                    )
                                                                     )
/s/ Gary Wilner                          Trustee                     )
-----------------------------                                        )
    Gary Wilner                                                      )
                                                                     )
/s/ Donald Terao                         Treasurer (principal        )
-----------------------------            accounting officer)         )
    Donald Terao                                                     )
